Offerings	Dec. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share(1)
Maximum Aggregate Offering Price	$ 6,900,000
Amount of Registration Fee	$ 952.89
Offering Note	American Depositary Shares (which we refer to as “ADSs”) issuable upon deposit of the common shares registered hereby are being registered pursuant to a separate Registration Statement on Form F-6. Each ADS represents one (1) common share.Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Common Shares, no par value per share (“Common Shares”), registered hereby also include an indeterminate number of additional Common Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.Includes Common Shares which may be issued upon exercise of a 45-day option granted to the Representative to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's Warrants
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	American Depositary Shares (which we refer to as “ADSs”) issuable upon deposit of the common shares registered hereby are being registered pursuant to a separate Registration Statement on Form F-6. Each ADS represents one (1) common share.Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Common Shares, no par value per share (“Common Shares”), registered hereby also include an indeterminate number of additional Common Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.Includes Common Shares which may be issued upon exercise of a 45-day option granted to the Representative to cover over-allotments, if any.In accordance with Rule 457(g) under the Securities Act, because the Common Shares underlying Representative’s Warrants are registered hereby, no separate registration fee is required with respect to the Representative’s Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the American Depositary Shares issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 431,250
Amount of Registration Fee	$ 59.56
Offering Note	American Depositary Shares (which we refer to as “ADSs”) issuable upon deposit of the common shares registered hereby are being registered pursuant to a separate Registration Statement on Form F-6. Each ADS represents one (1) common share.Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Common Shares, no par value per share (“Common Shares”), registered hereby also include an indeterminate number of additional Common Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.Includes Common Shares which may be issued upon exercise of a 45-day option granted to the Representative to cover over-allotments, if any.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The registrant has agreed to issue to ThinkEquity LLC, as representative of the underwriters, or its designees, Representative’s Warrants that are exercisable at an exercise price equal to 125% of the price per Common Share issued in the offering in an amount equal to 5.0% of the Common Shares issued in the offering. Resales of the Representative’s Warrants on a delayed or continuous basis pursuant to Rule 415 under the Securities Act are registered hereby. Resales of Common Shares issuable upon exercise of the Representative’s Warrants are also being similarly registered on a delayed or continuous basis hereby. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of such warrants is $431,250.